Payden Floating Rate Fund

Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (3%
)
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A ,
7.74% , 1/25/52 CAD (a) (b) $ 272
1,001 Exeter Automobile Receivables Trust 2021-1A ,
0.00% , 2/15/33 (c) 1,036
450,000 LoanCore Issuer Ltd. 2018-CRE1 144A , ( 1 mo.
LIBOR USD + 2.950% ) , 8.29% , 5/15/28 (b) (d) 429
500,000 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A , 11.91% , 8/16/32 (b) 486
840,000 Santander Bank Auto Credit-Linked Notes Series
2022-C 144A , 14.59% , 12/15/32 (b) 847
Total Asset Backed (Cost - $3,122)
3,070
Bank Loans(e) (82%
)
Automotive (3%)
492,500 American Axle & Manufacturing Inc. Term Loan
B 1L , ( 1 mo. Term Secured Overnight Financing
Rate + 3.500% ) , 8.78% , 12/13/29 493
1,000,000 Clarios Global LP Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 2.750% ) ,
9.07% , 5/06/30 1,001
1,481,250 Driven Holdings LLC Term Loan B 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
3.000% ) , 8.41% , 12/15/28 1,457
2,951
Basic Industry (10%)
495,000 American Airlines Inc. Term Loan B 1L , ( 6
mo. Term Secured Overnight Financing Rate +
1.750% ) , 8.15% , 2/15/28 491
237,500 American Airlines Inc. Term Loan 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
4.750% ) , 10.34% , 4/20/28 246
1,025,000 Arconic Corp. Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 4.750% ) ,
4.50% , 7/26/30 1,026
1,374,978 II-VI Inc. Term Loan B 1L , ( 1 mo. Term Secured
Overnight Financing Rate + 2.750% ) , 8.18% ,
7/02/29 1,376
1,193,125 Madison Iaq LLC Term Loan 1L , ( LIBOR USD
3-Month + 3.250% ) , 8.30% , 6/21/28 1,173
1,047,375 Mauser Packaging Solutions Holding Co. Term
Loan B 1L , ( 1 mo. Term Secured Overnight
Financing Rate + 3.000% ) , 9.14% , 8/14/26 1,047
936,981 Omnia Partners LLC Term Loan 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 4.250% ) ,
4.25% , 7/19/30 939
88,019 Omnia Partners LLC Term Loan DD 1L , ( 1
mo. Term Secured Overnight Financing Rate +
4.250% ) , 4.25% , 7/19/30 88
1,029,640 SCIH Salt Holdings Inc. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
4.000% ) , 9.41% , 3/16/27 1,020
1,254,400 SRS Distribution Inc. Term Loan B 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
3.500% ) , 8.81% , 6/02/28 1,239
1,274,226 TK Elevator Midco Gmbh Term Loan B 1L ,
( LIBOR USD 3-Month + 3.500% ) , 8.60% ,
7/30/27 1,271
685,920 Transdigm Inc. Term Loan H 1L , ( 3 mo. Term
Secured Overnight Financing Rate + 2.250% ) ,
8.49% , 2/22/27 688
Principal
or Shares Security Description
Value
(000)
1,264,930 VM Consolidated Inc. Term Loan B 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
3.250% ) , 8.57% , 3/24/28 $ 1,269
11,873
Commercial Services & Supplies (1%)
930,233 Covanta Holding Corp. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
2.000% ) , 8.20% , 11/30/28 932
69,767 Covanta Holding Corp. Term Loan C 1L , ( 1
mo. Term Secured Overnight Financing Rate +
2.000% ) , 8.20% , 11/30/28 70
500,917 EMRLD Borrower LP Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
2.000% ) , 8.26% , 5/31/30 502
1,504
Consumer Goods (0%)
586,468 UTZ Quality Foods LLC Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.000% ) , 8.43% , 1/20/28 587
Energy (4%)
1,303,400 CQP Holdco LP Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.750% ) ,
8.81% , 6/05/28 1,305
1,047,375 Par Petroleum LLC Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
3.250% ) , 9.61% , 2/28/30 1,043
970,000 PG&E Corp. Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.000% ) ,
8.33% , 6/23/25 970
372,857 Talen Energy Supply LLC Term Loan TLB-EXIT
1L , ( 3 mo. Term Secured Overnight Financing
Rate + 3.500% ) , 9.59% , 5/17/30 373
302,143 Talen Energy Supply LLC Term Loan TLC-EXIT
1L , ( 3 mo. Term Secured Overnight Financing
Rate + 3.500% ) , 9.59% , 5/17/30 302
447,739 TerraForm Power Operating LLC Term Loan B
1L , ( 3 mo. Term Secured Overnight Financing
Rate + 1.500% ) , 7.74% , 5/21/29 445
4,438
Financial Services (6%)
1,477,500 Albion Financing 3 Sarl Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
5.250% ) , 10.60% , 8/17/26 1,477
788,407 Allspring Buyer LLC Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
3.250% ) , 8.75% , 11/01/28 786
1,048,464 AmWINS Group Inc. Term Loan B 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
2.250% ) , 7.56% , 2/19/28 1,046
1,194,000 CDK Global Inc. Term Loan 1L , ( 3 mo. Term
Secured Overnight Financing Rate + 0.033% ) ,
9.49% , 7/06/29 1,196
1,079,575 Entain PLC Term Loan B2 1L , ( 6 mo. Term
Secured Overnight Financing Rate + 2.500% ) ,
8.44% , 10/31/29 1,081
1,036,523 Naked Juice LLC Term Loan 1L , ( 3 mo. Term
Secured Overnight Financing Rate + 3.250% ) ,
8.59% , 1/24/29 982
482,500 Nexus Buyer LLC Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.750% ) ,
9.06% , 11/09/26 470

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
586,545 Starwood Property Mortgage LLC Term Loan B3
1L , ( 1 mo. Term Secured Overnight Financing
Rate + 3.250% ) , 8.67% , 7/24/26 $ 585
7,623
Healthcare (8%)
107,971 AthenaHealth Group Inc. Term Loan B-DD 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 2.500% ) , 4.00% , 2/15/29 105
1,369,017 AthenaHealth Group Inc. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.500% ) , 8.81% , 2/15/29 1,332
1,223,641 Embecta Corp. Term Loan B 1L , ( 3 mo. Term
Secured Overnight Financing Rate + 3.000% ) ,
8.34% , 3/30/29 1,218
794,903 Jazz Financing Lux Sarl Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.500% ) , 8.81% , 5/05/28 795
986,263 Medline Borrower LP Term Loan B 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
3.250% ) , 8.68% , 10/23/28 977
936,325 Owens & Minor Inc. Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
3.750% ) , 9.00% , 3/29/29 938
1,317,647 Padagis LLC Term Loan B 1L , ( 3 mo. Term
Secured Overnight Financing Rate + 4.750% ) ,
10.28% , 7/06/28 1,276
1,482,008 Radiology Partners Inc. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
4.250% ) , 9.68% , 7/09/25 1,094
1,480,000 Sotera Health Holdings LLC Term Loan 1L , ( 1
mo. Term Secured Overnight Financing Rate +
2.750% ) , 8.10% , 12/11/26 1,468
9,203
Insurance (5%)
1,340,769 Acrisure LLC Term Loan B1 1L , ( LIBOR USD
1-Month + 3.500% ) , 8.81% , 2/15/27 1,310
621,835 Alliant Holdings Intermediate LLC Term
Loan B4 1L , ( 1 mo. Term Secured Overnight
Financing Rate + 3.500% ) , 9.03% , 11/05/27 621
1,350,491 AssuredPartners Inc. Term Loan B 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
3.500% ) , 8.83% , 2/12/27 1,344
1,338,933 Asurion LLC Term Loan B8 1L , ( LIBOR USD
3-Month + 3.250% ) , 8.79% , 12/23/26 1,307
350,000 Asurion LLC Term Loan B4 2L , ( 1 mo. Term
Secured Overnight Financing Rate + 5.250% ) ,
10.58% , 1/20/29 307
3,174 HUB International Ltd. Term Loan B 1L ,
( LIBOR USD 3-Month + 3.000% ) , 8.14% ,
4/25/25 3
712,717 HUB International Ltd. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
4.250% ) , 9.58% , 6/08/30 717
5,609
Leisure (11%)
349,125 Caesars Entertainment Inc. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
2.250% ) , 8.67% , 2/06/30 350
1,299,849 Carnival Corp. Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.000% ) ,
8.43% , 6/30/25 1,300
Principal
or Shares Security Description
Value
(000)
1,546,901 Fertitta Entertainment LLC Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.000% ) , 9.32% , 1/26/29 $ 1,533
1,477,500 Flynn Restaurant Group LP Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
4.250% ) , 9.57% , 12/01/28 1,474
1,025,000 Great Canadian Gaming Corp. Term Loan B 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 4.500% ) , 4.75% , 7/20/30 1,026
696,473 IRB Holding Corp. Term Loan B 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
2.000% ) , 8.42% , 12/15/27 694
588,000 MajorDrive Holdings IV LLC Term Loan B 1L ,
( LIBOR USD 3-Month + 4.000% ) , 9.50% ,
6/01/28 579
1,488,750 Scientific Games Holdings LP Term Loan B 1L ,
( 3 mo. Term Secured Overnight Financing Rate
+ 2.500% ) , 8.77% , 4/04/29 1,473
1,129,568 Scientific Games International Inc. Term Loan B
1L , ( 1 mo. Term Secured Overnight Financing
Rate + 2.000% ) , 8.30% , 4/13/29 1,129
398,182 SRAM LLC Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 2.750% ) ,
8.06% , 5/18/28 397
1,134,619 Tacala Investment Corp. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.500% ) , 8.81% , 2/05/27 1,127
560,000 Tacala Investment Corp. Term Loan B 2L , ( 1
mo. Term Secured Overnight Financing Rate +
7.500% ) , 12.81% , 2/04/28 535
1,172,730 United PF Holdings LLC Term Loan 1L , ( 3
mo. Term Secured Overnight Financing Rate +
4.000% ) , 9.63% , 12/30/26 895
12,512
Life Sciences Tools & Services (1%)
650,000 Fortrea Holdings Inc. Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
2.750% ) , 8.99% , 6/12/30 652
Media (11%)
1,485,000 ABG Intermediate Holdings 2 LLC Term
Loan B1 1L , ( 1 mo. Term Secured Overnight
Financing Rate + 2.500% ) , 8.92% , 12/21/28 1,486
746,122 Advantage Sales & Marketing Inc. Term Loan B
1L , ( 3 mo. Term Secured Overnight Financing
Rate + 4.500% ) , 10.04% , 10/28/27 697
621,875 Altice Financing SA Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
4.000% ) , 10.31% , 10/29/27 560
1,370,429 Banijay Entertainment SAS Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.750% ) , 8.96% , 3/01/28 1,371
500,000 CNT Holdings I Corp. Term Loan B 2L , ( LIBOR
USD 1-Month + 6.750% ) , 12.05% , 11/06/28 494
1,046,344 CSC Holdings LLC Term Loan B5 1L , ( LIBOR
USD 1-Month + 2.500% ) , 7.84% , 4/15/27 916
967,725 Diamond Sports Group LLC Term Loan B 1L ,
( LIBOR USD 1-Month + 3.250% ) , 8.31% ,
8/24/26 24
208,125 E.W. Scripps Co. Term Loan B3 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 2.750% ) ,
8.18% , 1/07/28 205

Principal
or Shares Security Description
Value
(000)
1,244,600 Endurance International Group Holdings Inc.
Term Loan B 1L , ( LIBOR USD 3-Month +
3.500% ) , 8.79% , 2/10/28 $ 1,185
1,080,523 Gray Television Inc. Term Loan D 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
3.000% ) , 8.23% , 12/01/28 1,068
1,000,000 Lamar Media Corp. Term Loan B 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
1.500% ) , 6.91% , 2/05/27 987
646,709 McGraw-Hill Education Inc. Term Loan B 1L ,
( LIBOR USD 3-Month + 4.750% ) , 10.05% ,
7/28/28 630
1,030,777 MH Sub I LLC Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.250% ) ,
9.46% , 5/03/28 995
300,000 MH Sub I LLC Term Loan 2L , ( 1 mo. Term
Secured Overnight Financing Rate + 6.250% ) ,
11.35% , 2/23/29 262
1,060,000 UPC Financing Partnership Term Loan AX 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 3.000% ) , 8.26% , 1/31/29 1,036
600,000 Virgin Media Bristol LLC Term Loan Q 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.250% ) , 8.59% , 1/31/29 593
711,175 WMG Acquisition Corp. Term Loan G 1L , ( 1
mo. Term Secured Overnight Financing Rate +
2.125% ) , 7.45% , 1/20/28 712
13,221
Professional Services (1%)
1,036,367 Dun & Bradstreet Corp. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
1.750% ) , 8.42% , 2/06/26 1,036
Retail (7%)
967,637 Dealer Tire Financial LLC Term Loan B2 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.500% ) , 9.82% , 12/14/27 968
249,142 Evergreen AcqCo 1 LP Term Loan 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
5.500% ) , 10.75% , 4/26/28 249
698,250 Hanesbrands Inc. Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 2.750% ) ,
9.07% , 3/08/30 699
1,224,177 Harbor Freight Tools USA Inc. Term Loan B 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 2.750% ) , 8.18% , 10/19/27 1,215
1,378,275 Leslie's Poolmart Inc. Term Loan B 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
2.500% ) , 8.18% , 3/09/28 1,344
783,000 MIC Glen LLC Term Loan 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.500% ) ,
8.93% , 7/21/28 775
1,250,000 MIC Glen LLC Term Loan 2L , ( 1 mo. Term
Secured Overnight Financing Rate + 6.750% ) ,
12.17% , 7/20/29 1,161
490,000 Michaels Cos. Inc. Term Loan 1L , ( 3 mo. Term
Secured Overnight Financing Rate + 4.250% ) ,
9.75% , 4/15/28 453
686,000 PetsMart LLC Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.500% ) ,
9.17% , 2/11/28 687
Principal
or Shares Security Description
Value
(000)
981,785 Whatabrands LLC Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.250% ) ,
8.58% , 8/03/28 $ 979
8,530
Service (1%)
962,674 Adtalem Global Education Inc. Term Loan B 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 4.500% ) , 9.31% , 8/12/28 965
671,574 Cimpress PLC Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.500% ) ,
8.81% , 5/17/28 665
1,630
Technology (5%)
1,381,800 Ahead DB Holdings LLC Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
3.750% ) , 9.09% , 10/18/27 1,349
1,246,875 Cloud Software Group Inc. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
3.500% ) , 9.84% , 3/30/29 1,197
1,381,594 Ensono LP Term Loan B 1L , ( 1 mo. Term Secured
Overnight Financing Rate + 3.750% ) , 9.33% ,
5/26/28 1,271
597,000 Open Text Corp. Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 2.500% ) ,
8.92% , 1/31/30 599
1,345,622 Peraton Corp. Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.750% ) ,
9.17% , 2/01/28 1,337
485,000 Presidio Holdings Inc. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
3.500% ) , 8.97% , 1/22/27 484
6,237
Telecommunications (5%)
1,368,500 Frontier Communications Corp. Term Loan
B-EXIT 1L , ( 1 mo. Term Secured Overnight
Financing Rate + 3.750% ) , 9.09% , 5/01/28 1,305
1,128,372 Gogo Intermediate Holdings LLC Term Loan B
1L , ( 1 mo. Term Secured Overnight Financing
Rate + 3.750% ) , 9.18% , 4/30/28 1,131
1,410,000 LCPR Loan Financing LLC Term Loan 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.750% ) , 9.09% , 10/16/28 1,393
1,143,728 Numericable U.S. LLC Term Loan B14-EXT 1L ,
( 3 mo. Term Secured Overnight Financing Rate
+ 4.500% ) , 10.81% , 8/15/28 948
588,000 Univision Communications Inc. Term Loan B 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 3.250% ) , 8.56% , 3/15/26 586
5,363
Transportation (3%)
425,000 Delta Air Lines Inc. Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
3.750% ) , 9.08% , 10/20/27 442
647,354 First Student Bidco Inc. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
3.000% ) , 8.50% , 7/21/28 632
241,301 First Student Bidco Inc. Term Loan C 1L ,
( LIBOR USD 3-Month + 3.000% ) , 8.50% ,
7/21/28 235

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
621,867 Spirit Aerosystems Inc. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
3.500% ) , 9.87% , 1/15/27 $ 624
1,128,115 United Airlines Inc. Term Loan B 1L , ( LIBOR
USD 3-Month + 3.750% ) , 9.29% , 4/21/28 1,132
3,065
Total Bank Loans (Cost - $98,313)
96,034
Corporate Bond (7%
)
500,000 ARD Finance SA 144A , 6.50% , 6/30/27 (b) 407
1,200,000 Civitas Resources Inc. 144A , 8.38% , 7/01/28 (b) 1,236
330,000 Crescent Energy Finance LLC 144A , 7.25% ,
5/01/26 (b) 325
268,000 Fortress Transportation and Infrastructure
Investors LLC 144A , 6.50% , 10/01/25 (b) 266
450,000 International Petroleum Corp. 144A , 7.25% ,
2/01/27 (b) (f) 422
850,000 Kosmos Energy Ltd. 144A , 7.75% , 5/01/27 (b) 782
500,000 Navient Corp. , 5.88% , 10/25/24 494
500,000 OneMain Finance Corp. , 6.88% , 3/15/25 499
700,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00% , 2/15/28 662
500,000 Prime Healthcare Services Inc. 144A , 7.25% ,
11/01/25 (b) 475
750,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A , 2.88% , 10/15/26 (b) 668
450,000 Service Properties Trust , 7.50% , 9/15/25 445
256,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. , 5.75% , 4/15/25 (g) 231
300,000 System Energy Resources Inc. , 6.00% , 4/15/28 295
850,000 Tamarack Valley Energy Ltd. , 7.25% , 5/10/27
CAD (a) 606
Total Corporate Bond (Cost - $8,158)
7,813
Mortgage Backed (3%
)
793,138 Fannie Mae Connecticut Avenue Securities
2016-C02 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364% ) , 17.43% ,
9/25/28 (d) 924
813,502 Fannie Mae Connecticut Avenue Securities
2016-C03 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 11.864% ) , 16.93% ,
10/25/28 (d) 934
662,900 Freddie Mac Structured Agency Credit Risk
Debt Notes 2015-HQA2 , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614% ) , 15.68% , 5/25/28 (d) 724
Principal
or Shares Security Description
Value
(000)
491,501 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HQA1 , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 12.864% ) , 17.93% , 8/25/29 (d) $ 573
664,901 STACR Trust 2018-HRP1 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 11.864% ) , 16.93% , 5/25/43 (b) (d) 774
Total Mortgage Backed (Cost - $3,543)
3,929
Stocks (0%)
Preferred Stock (0%
)
50 Santander Consumer Auto Receivables Trust
2021-C,  0.00%
(Cost - $1,122)

Total Stocks (Cost - $1,122) 624
Investment Company (7%
)
8,159,945 Payden Cash Reserves Money Market Fund *
(Cost - $8,160)
8,160
Total Investments (Cost - $122,418) (102%)
119,630
Liabilities in excess of Other Assets (-2%)
(2,759)
Net Assets (100%) $ 116,871
* Affiliated investment.
(a) Principal in foreign currency.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Yield to maturity at time of purchase.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023.
(e) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023. The stated maturity is subject to prepayments.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g) All or a portion of these securities are on loan. At July 31, 2023, the total market value of the Fund’s securities on loan is $228 and the total market value of the collateral held by the Fund is $239. Amounts in 000s.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Depreciation
(000s)
Liabilities:
USD 910 CAD  1,210 Citibank, N.A. 09/20/2023 $ (8)